FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 18, 2017

VIA EDGAR TRANSMISSION (CIK #0000912291)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Real Estate Securities Trust (Registrant)

                Registration Statement on Form N-14

Dear Sir or Madam:

            In connection with the registration by Franklin Real Estate Securities Trust (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C, Class R6 and Advisor Class shares of the Franklin Real Estate Securities Fund (“Real Estate Securities Fund”) that will be issued to shareholders of the Franklin Global Real Estate Fund (the “Global Real Estate Fund”), a series of the Franklin Global Trust Registrant, in connection with a transfer of substantially all of the assets of the Global Real Estate Fund to the Real Estate Securities  Fund, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Global Real Estate Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on January 17, 2018.  Upon effectiveness, the Registrant intents to make a Rule 485(b) amendment to the Registration Statement in order to incorporate by reference to the financial Statements included in the Semi Annual Report of the Real Estate Securities Fund for the Semi-Annual Period ended October 31, 2017 and to make other non-material changes. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please telephone Claire Olivar, Esq Stradley Ronan at (215) 564-8681, or Kenneth L. Greenberg, Esq. at (215) 564-8149.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/dm